Deposits - Summary of Deposits (Parenthetical) (Detail) - CAD ($) $ in Millions		Oct. 31, 2025	Oct. 31, 2024
Disclosure Of Deposits [line Items]
Deposits	[1]	$ 966,279	$ 943,849
U.S. dollar [member]
Disclosure Of Deposits [line Items]
Deposits		297,065	295,316
Chile, Pesos [member]
Disclosure Of Deposits [line Items]
Deposits		20,053	19,271
Mexico, Pesos [member]
Disclosure Of Deposits [line Items]
Deposits		35,941	34,416
Other Foreign Currencies [member]
Disclosure Of Deposits [line Items]
Deposits		$ 117,530	$ 109,683

[1]	Deposits denominated in U.S. dollars amount to $297,065 (2024 – $295,316), deposits denominated in Chilean pesos amount to $20,053 (2024 – $19,271), deposits denominated in Mexican pesos amount to $35,941 (2024 – $34,416) and deposits denominated in other foreign currencies amount to $117,530 (2024 – $109,683).